Provision for rehabilitation and closure costs - Additional Information (Details) - Provision for rehabilitation and closure costs	Dec. 31, 2025	Dec. 31, 2024
Bottom of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.1081	0.1117
Bottom of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0350	0.0350
Top of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.1166	0.1292
Top of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0406	0.0496